ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES - Schedule Of Accrued Expenses And Other Current Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Jan. 01, 2019	Dec. 31, 2018
Accrued expenses and other current liabilities
Employee payroll and welfare payables	$ 1,410		$ 1,738
Other tax payable	8,528		14,119
Accrued professional, marketing and leasing fees	8,363		6,035
Advance from customers	1,677		4,078
Payable to a noncontrolling shareholder of KAH	4,214
Other payables	12,876		7,085
Total	$ 37,068	$ 33,039	$ 33,055